Pension benefits - Change in Projected Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligations at beginning of period	$ 16	$ 40	$ 37
Interest cost	0	0	1
Service cost	0	1	3
Benefits paid	(1)	(1)	(2)
Change in unrecognized actuarial gain	1	2	0
Settlement	0	(25)	0
Foreign currency translations	0	(1)	1
Projected benefit obligations at end of period	$ 16	$ 16	$ 40